Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 571,000,000	$ 653,000,000	$ 1,791,000,000	$ 2,041,000,000	$ 2,637,000,000	$ 2,588,000,000	$ 2,083,000,000
Costs and expenses:
Cost of sales, excluding depreciation	410,000,000	448,000,000	1,293,000,000	1,351,000,000	1,798,000,000	1,645,000,000	1,420,000,000
Selling, general and administrative expenses	102,000,000	109,000,000	339,000,000	313,000,000	422,000,000	411,000,000	369,000,000
Depreciation and amortization expenses	48,000,000	49,000,000	142,000,000	147,000,000	197,000,000	197,000,000	191,000,000
Research and development expenses	18,000,000	20,000,000	53,000,000	60,000,000	78,000,000	73,000,000	63,000,000
Operating income (loss)	(7,000,000)	27,000,000	(36,000,000)	170,000,000	142,000,000	262,000,000	40,000,000
Other income (expense):
Interest income		1,000	1,000,000	1,000,000	1,000,000	2,000,000	3,000,000
Interest expense	(71,000,000)	(65,000,000)	(198,000,000)	(194,000,000)	(257,000,000)	(251,000,000)	(261,000,000)
Other income (expense), net			11,000,000				12,000,000
Gains (loss) on extinguishment and exchange of debt			(6,000,000)		7,000,000	(78,000,000)	179,000,000
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(78,000,000)	(37,000,000)	(228,000,000)	(23,000,000)	(107,000,000)	(65,000,000)	(27,000,000)
Income tax (expense) benefit	5,000,000	(5,000,000)	9,000,000	22,000,000	(27,000,000)	2,000,000	(15,000,000)
Income (loss) before losses from unconsolidated entities	(83,000,000)	(32,000,000)	(237,000,000)	(45,000,000)	(134,000,000)	(63,000,000)	(42,000,000)
Losses from unconsolidated entities	2,000,000		3,000,000		(6,000,000)
Net income (loss)	(81,000,000)	(32,000,000)	(234,000,000)	(45,000,000)	(140,000,000)	(63,000,000)	(42,000,000)
Net (income) loss attributable to noncontrolling interests				(1,000,000)	(1,000,000)	(1,000,000)
Net income (loss) attributable to Momentive Performance Materials Inc.	(81,000,000)	(32,000,000)	(234,000,000)	(46,000,000)	(141,000,000)	(64,000,000)	(42,000,000)
Comprehensive (loss) income	(59,000,000)	(2,000,000)	(224,000,000)	(19,000,000)	(130,000,000)	(27,000,000)	(38,000,000)
Parent [Member]
Costs and expenses:
Selling, general and administrative expenses	11,000,000	(16,000,000)	17,000,000	9,000,000	4,000,000	(47,000,000)	12,000,000
Operating income (loss)	(11,000,000)	16,000,000	(17,000,000)	(9,000,000)	(4,000,000)	47,000,000	(12,000,000)
Other income (expense):
Interest expense	(57,000,000)	(53,000,000)	(163,000,000)	(160,000,000)	(211,000,000)	(211,000,000)	(212,000,000)
Other income (expense), net				3,000,000	3,000,000	(1,000,000)
Gains (loss) on extinguishment and exchange of debt			4,000,000		7,000,000	(78,000,000)	179,000,000
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(68,000,000)	(37,000,000)	(176,000,000)	(166,000,000)	(205,000,000)	(243,000,000)	(45,000,000)
Income (loss) before losses from unconsolidated entities	(68,000,000)	(37,000,000)	(176,000,000)	(166,000,000)	(205,000,000)	(243,000,000)	(45,000,000)
Losses from unconsolidated entities	(13,000,000)	5,000,000	(58,000,000)	120,000,000	64,000,000	179,000,000	3,000,000
Net income (loss)	(81,000,000)	(32,000,000)	(234,000,000)	(46,000,000)	(141,000,000)	(64,000,000)	(42,000,000)
Net (income) loss attributable to noncontrolling interests
Net income (loss) attributable to Momentive Performance Materials Inc.	(81,000,000)	(32,000,000)	(234,000,000)	(46,000,000)	(141,000,000)	(64,000,000)	(42,000,000)
Comprehensive (loss) income	(59,000,000)	(2,000,000)	(234,000,000)	(19,000,000)	(130,000,000)	(27,000,000)	(38,000,000)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	255,000,000	294,000,000	777,000,000	899,000,000	1,145,000,000	1,118,000,000	887,000,000
Costs and expenses:
Cost of sales, excluding depreciation	186,000,000	212,000,000	579,000,000	623,000,000	808,000,000	737,000,000	618,000,000
Selling, general and administrative expenses	39,000,000	33,000,000	162,000,000	126,000,000	195,000,000	213,000,000	159,000,000
Depreciation and amortization expenses	21,000,000	20,000,000	60,000,000	58,000,000	79,000,000	86,000,000	85,000,000
Research and development expenses	12,000,000	14,000,000	36,000,000	41,000,000	54,000,000	49,000,000	41,000,000
Operating income (loss)	(3,000,000)	15,000,000	(60,000,000)	51,000,000	9,000,000	33,000,000	(16,000,000)
Other income (expense):
Interest income	24,000,000	26,000,000	75,000,000	78,000,000	103,000,000	97,000,000	98,000,000
Interest expense	(3,000,000)	(4,000,000)	(8,000,000)	(10,000,000)	(12,000,000)	(6,000,000)	(12,000,000)
Other income (expense), net				(1,000,000)	(1,000,000)		1,000,000
Gains (loss) on extinguishment and exchange of debt			5,000,000
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	18,000,000	37,000,000	12,000,000	118,000,000	99,000,000	124,000,000	71,000,000
Income tax (expense) benefit			(1,000,000)			(1,000,000)	3,000,000
Income (loss) before losses from unconsolidated entities	18,000,000	37,000,000	13,000,000	118,000,000	99,000,000	123,000,000	74,000,000
Losses from unconsolidated entities	(31,000,000)	(32,000,000)	(71,000,000)	2,000,000	(35,000,000)	56,000,000	(71,000,000)
Net income (loss)	(13,000,000)	5,000,000	(58,000,000)	120,000,000	64,000,000	179,000,000	3,000,000
Net (income) loss attributable to noncontrolling interests
Net income (loss) attributable to Momentive Performance Materials Inc.	(13,000,000)	5,000,000	(58,000,000)	120,000,000	64,000,000	179,000,000	3,000,000
Comprehensive (loss) income	9,000,000	35,000,000	(48,000,000)	146,000,000	75,000,000	215,000,000	7,000,000
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	429,000,000	487,000,000	1,369,000,000	1,568,000,000	2,023,000,000	1,973,000,000	1,581,000,000
Costs and expenses:
Cost of sales, excluding depreciation	337,000,000	364,000,000	1,069,000,000	1,154,000,000	1,521,000,000	1,411,000,000	1,187,000,000
Selling, general and administrative expenses	52,000,000	92,000,000	160,000,000	178,000,000	223,000,000	245,000,000	198,000,000
Depreciation and amortization expenses	27,000,000	29,000,000	82,000,000	89,000,000	118,000,000	111,000,000	106,000,000
Research and development expenses	6,000,000	6,000,000	17,000,000	19,000,000	24,000,000	24,000,000	22,000,000
Operating income (loss)	7,000,000	(4,000,000)	41,000,000	128,000,000	137,000,000	182,000,000	68,000,000
Other income (expense):
Interest income	3,000,000	2,000,000	5,000,000	6,000,000	8,000,000	8,000,000	8,000,000
Interest expense	(38,000,000)	(35,000,000)	(106,000,000)	(107,000,000)	(144,000,000)	(137,000,000)	(140,000,000)
Other income (expense), net			11,000,000	(2,000,000)	(2,000,000)	1,000,000	11,000,000
Gains (loss) on extinguishment and exchange of debt			(15,000,000)
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(28,000,000)	(37,000,000)	(64,000,000)	25,000,000	(1,000,000)	54,000,000	(53,000,000)
Income tax (expense) benefit	5,000,000	(5,000,000)	10,000,000	22,000,000	(27,000,000)	3,000,000	(18,000,000)
Income (loss) before losses from unconsolidated entities	(33,000,000)	(32,000,000)	(74,000,000)	3,000,000	(28,000,000)	57,000,000	(71,000,000)
Losses from unconsolidated entities	2,000,000		3,000,000		(6,000,000)
Net income (loss)	(31,000,000)	(32,000,000)	(71,000,000)	3,000,000	(34,000,000)	57,000,000	(71,000,000)
Net (income) loss attributable to noncontrolling interests				(1,000,000)	(1,000,000)	(1,000,000)
Net income (loss) attributable to Momentive Performance Materials Inc.	(31,000,000)	(32,000,000)	(71,000,000)	2,000,000	(35,000,000)	56,000,000	(71,000,000)
Comprehensive (loss) income	(13,000,000)	(2,000,000)	(66,000,000)	28,000,000	4,000,000	119,000,000	(73,000,000)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(113,000,000)	(128,000,000)	(355,000,000)	(426,000,000)	(531,000,000)	(503,000,000)	(385,000,000)
Costs and expenses:
Cost of sales, excluding depreciation	(113,000,000)	(128,000,000)	(355,000,000)	(426,000,000)	(531,000,000)	(503,000,000)	(385,000,000)
Other income (expense):
Interest income	(27,000,000)	(27,000,000)	(79,000,000)	(83,000,000)	(110,000,000)	(103,000,000)	(103,000,000)
Interest expense	27,000,000	27,000,000	79,000,000	83,000,000	110,000,000	103,000,000	103,000,000
Other income (expense), net
Losses from unconsolidated entities	44,000,000	27,000,000	129,000,000	(122,000,000)	(29,000,000)	(235,000,000)	68,000,000
Net income (loss)	44,000,000	27,000,000	129,000,000	(122,000,000)	(29,000,000)	(235,000,000)	68,000,000
Net (income) loss attributable to noncontrolling interests
Net income (loss) attributable to Momentive Performance Materials Inc.	44,000,000	27,000,000	129,000,000	(122,000,000)	(29,000,000)	(235,000,000)	68,000,000
Comprehensive (loss) income	$ 4,000,000	$ (33,000,000)	$ 114,000,000	$ (174,000,000)	$ (79,000,000)	$ (334,000,000)	$ 66,000,000